Debt (Tables)	6 Months Ended
Jun. 30, 2022
Southland Holding Llc [Member]
Schedule of long term debt

	As of
(Amounts in thousands)	June 30, 2022	December 31, 2021
Secured notes	$196,016	$215,622
Mortgage notes	996	1,089
Revolving credit facility	75,000	20,000
Equipment notes	249	540
Total debt	272,261	237,251
Unamortized deferred financing costs	(276)	(321)
Total debt, net	271,985	236,930
Current portion	41,703	41,333
Total long-term debt	230,282	195,597